Prepayments and Other Current Assets	6 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 4 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Loan receivable*	$507,106	$—
Value-added Tax (“VAT”) recoverable	40,434	56,369
Prepaid expenses and others current assets	22,185	17,011
	569,725	73,380
Less: allowance for doubtful accounts	—	—
Prepaid expenses and other current assets, net	$569,725	$73,380

*	The balances mainly represent loans to third parties for their working capital needs for one year and with a fixed interest rate of 6.0% per annum.